CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                                CHICAGO, IL 60603


                                November 24, 2008


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


             Re: Claymore Securities Defined Portfolios, Series 526
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Ladies and Gentlemen:

   Enclosed please find a copy of Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of Units representing the ownership of interests in the subject Fund. Amendment No. 1 to this Registration Statement is filed on November 24, 2008, on behalf of Claymore Securities, Inc. (the "Sponsor").

   Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

   No notification of registration or Registration Statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-03763) are intended to apply not only to that series of the Fund, but to all "subsequent series" as well.

   The Fund is expected to be comprised of the following unit investment trust:
Income Closed-End & Treasury Allocation Portfolio, Series 3 (the "Trust"). The Trust will invest in a portfolio of common stocks of closed-end investment companies and shares of an exchange-traded fund ("ETF"). As the ETF in which the Trust will invest is structured as an open-end management company or unit investment trust, the Trust is not eligible to go automatically effective in reliance on Rule 487 under the Securities Act of 1933. The Trust may not rely on Rule 487 because paragraph (b)(1) of Rule 487 requires that reliance upon the rule is conditioned upon the registrant not engaging in the business of investing in open-end funds. Absent paragraph (b)(1) of Rule 487, it would be our opinion that the Registration Statement would not contain disclosures which would render it ineligible to become effective pursuant to Rule 487.

   Based upon the foregoing, as specified in Securities Act Release No. 6510, we respectfully request limited review of the inclusion in the Trust of shares of the ETF by the staff of the Commission.

   We are advised that the Sponsor proposes to deposit securities and to activate the subject Fund as soon as practicable after the effective date of the Registration Statement.

   In the event that you may have any questions with regard hereto or if there is any way which we can be of assistance, please do not hesitate to telephone Eric F. Fess collect at (312) 845-3781 or Morrison C. Warren (312) 845-3484.

                                                               Very truly yours,


                                                      /s/ Chapman and Cutler LLP
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                                                          CHAPMAN AND CUTLER LLP